ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of main assets and liabilities classified as held for sale
The table below shows the assets and liabilities classified as held for sale on December 31, 2025:

	12/31/2025	12/31/2024
Consórcio Energético Cruzeiro do Sul	—	596,664
Eletronuclear	535,000	—
Thermal projects	—	3,263,031
Empresa Metropolitana de Águas e Energia S.A. - EMAE	476,461	—
Lago Azul Transmissão S.A.	—	7,407
Mata de Santa Genebra Transmissão S.A.	—	635,000
Land	60,970	—
Total Assets	1,072,431	4,502,102

Consórcio Energético Cruzeiro do Sul	—	109,502
Thermal projects	—	84,952
Total Liabilities	—	194,454